SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock compensation expense	$ 883,326	$ 977,096	$ 1,092,820
Unrecognized share-based compensation expense	592,968
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock compensation expense	0	$ 3,927	$ 60,967
Unrecognized share-based compensation expense	$ 0
Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option will be granted	7,500